Document and Entity Information	Mar. 15, 2022
Cover [Abstract]
Entity Registrant Name	Kraton Corp
Amendment Flag	false
Entity Central Index Key	0001321646
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Mar. 15, 2022
Entity File Number	001-34581
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	20-0411521
Entity Address, Address Line One	15710 John F. Kennedy Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	504-4700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.01
Trading Symbol	KRA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false